Employee Benefits (Details Narrative) - ARS ($) $ in Millions		12 Months Ended
	Jan. 01, 2006	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Extraordinary Contributions [Member]
Statement [Line Items]
Employee contributions	300.00%
Annual bonus contribution	15.00%
Base Contributions [Member]
Statement [Line Items]
Monthly salary contribution	2.50%
Employee contributions	200.00%
Group contributions		100.00%
Contribution plan amount		$ 49	$ 44	$ 48